RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Aug. 19, 2022 shares	Jun. 27, 2022 shares	Apr. 05, 2021 USD ($) $ / shares shares	Feb. 23, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
RELATED PARTY TRANSACTIONS
Revenues						$ 43,101	$ 57,025	$ 53,770
Amounts due to related parties						$ 205	439
Number of shares issued during period | shares	1,556,667	1,120,000
Mr. Man San Vincent Law | Number of Class A preference shares
RELATED PARTY TRANSACTIONS
Number of shares issued during period | shares			65,000
Minimum | Mr. Man San Vincent Law
RELATED PARTY TRANSACTIONS
Voting power (in percent)			17.66%
Maximum | Mr. Man San Vincent Law
RELATED PARTY TRANSACTIONS
Voting power (in percent)						43.98%
Related party
RELATED PARTY TRANSACTIONS
Amounts due from related party - non-current						$ 0	0
Amounts due to related parties						$ 0	0
Related party | Good Luck Information
RELATED PARTY TRANSACTIONS
Consideration received				$ 11,500	$ 11,500
Percent of subscription price settled in bitcoins					50.00%
Subscription price settled in bitcoins					$ 11,519
Currency exchange rate					32,326.29
Number of bitcoins received				356.04342
Fair value of bitcoins				$ 19,289
Percentage of subscription price settled in cash					50.00%
Number of Class A Ordinary Shares Equivalent to Preference Share | shares						10,000
Related party | Good Luck Information | Class A Ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares issued during period | shares				85,572,963					85,572,963
Value of shares issued									$ 23,019
Shares issued per share | $ / shares									$ 0.269
Related party | Mr. Man San Vincent Law | Number of Class A preference shares
RELATED PARTY TRANSACTIONS
Number of shares issued during period | shares			65,000
Value of shares issued			$ 65,000
Shares issued per share | $ / shares			$ 1.0
Related party | Minimum | Mr. Man San Vincent Law
RELATED PARTY TRANSACTIONS
Voting power (in percent)			17.66%
Related party | Maximum | Mr. Man San Vincent Law
RELATED PARTY TRANSACTIONS
Voting power (in percent)			54.90%
Loto Interactive Information Technology (Shenzhen) Limited | Data Center Operation
RELATED PARTY TRANSACTIONS
Expense paid amount							$ 9,108	$ 1,325